Financial Risks - Summary of Length of Time Security and Respective Realized Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of available for sale securities [line items]
Debt securities	€ (49)	€ (66)
Not later than 1 year [member]
Disclosure of available for sale securities [line items]
Debt securities	(35)	(32)
> 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities	€ (13)	€ (34)